Financial Information of the Parent Company	6 Months Ended
Apr. 30, 2025
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY
18.	FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; therefore, the financial statements for the parent company are included herein.

The condensed financial information of the parent company, Decent Holding INC., has been prepared using the same accounting policies as set out in the Company’s unaudited interim condensed consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

The Company and its subsidiaries are included in the unaudited interim condensed consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries is reported as income and losses from subsidiaries in the accompanying condensed financial information of parent company.

As of April 30, 2025 and October 31, 2024, the Company did not have any outstanding guarantees, long-term obligations, or significant capital and other commitments.

PARENT COMPANY BALANCE SHEETS

	April 30, 2025	October 31, 2024
ASSETS
Current assets
Cash	$426,700	$85,297
Due from intercompany entity	2,579,000	6,000
Other assets, current	1,083,700	-
Non-current assets
Investment in subsidiaries	5,698,240	5,696,012
Deferred IPO cost	-	967,793
Total assets	$9,787,640	$6,755,102

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Payroll payable	20,000	-
Due to intercompany entity	$2,325,895	$1,737,793
Total liabilities	$2,345,895	$1,737,793

Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of April 30, 2025 and October 31, 2024; 16,250,000 and 15,000,000 shares issued and outstanding as of April 30, 2025 and October 31, 2024, respectively	1,625	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,245,254	1,210,094
Statutory reserve	420,231	402,621
Retained earnings	3,054,244	3,551,019
Accumulated other comprehensive loss	(278,109)	(146,425)
Total shareholders’ equity	7,441,745	5,017,309
Total liabilities and shareholders’ equity	$9,787,640	$6,755,102

PARENT COMPANY STATEMENTS OF OPERATION AND COMPREHENSIVE (LOSS) INCOME

	For the six months ended April 30,
	2025	2024
OPERATING EXPENSES	$613,077	$116,740
INCOME FROM SUBSIDIARIES	133,912	100,891

NET LOSS	(479,165)	(15,849)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(131,684)	30,352
COMPREHENSIVE (LOSS) INCOME	$(610,849)	$14,503

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended April 30,
	2025	2024
Net cash used in operating activities	$(120,882)	$(6,740)
Net cash used in investing activities	(2,573,000)	(3,000)
Net cash provided by financing activities	3,035,285	30,000